Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The aggregate amount of income taxes included in the Consolidated Statements of Income and the Consolidated Statements of Equity for the years ended December 31, were as follows:

(Dollars in thousands)	2018	2017	2016
Consolidated Statements of Income:
Income tax expense/(benefit)	$157,602	$131,892	$106,810
Consolidated Statements of Equity:
Income tax expense/(benefit) related to:
Net unrealized gains/(losses) on pension and other postretirement plans	(177)	(832)	(7,172)
Net unrealized gains/(losses) on securities available-for-sale	(16,054)	(2,955)	(12,810)
Net unrealized gains/(losses) on cash flow hedges	(1,360)	(3,163)	(780)
Share based compensation	—	—	(1,613)
Total	$140,011	$124,942	$84,435

The components of income tax expense/(benefit) for the years ended December 31, were as follows:

(Dollars in thousands)	2018	2017	2016
Current:
Federal	$44,088	$10,012	$25,234
State	9,957	879	1,803
Foreign	—	—	169
Deferred:
Federal	81,852	114,059	67,109
State	21,705	6,942	12,495
Total	$157,602	$131,892	$106,810

The Tax Cuts and Jobs Act “Tax Act” was signed into law at the end of 2017. The Tax Act reduced the federal statutory tax rate from 35 percent to 21 percent effective January 1, 2018. FHN recorded approximately $82 million of increase in tax expense related to the effects of the Tax Act during 2017 which was primarily related to an adjustment of DTA balances to the lower federal tax rate. In 2018, FHN recorded a tax benefit of $6.7 million related to the finalization of tax items for the 2017 tax return.

A reconciliation of expected income tax expense/(benefit) at the federal statutory rate of 21 percent for 2018 and 35 percent for 2017 and 2016, respectively, to the total income tax expense follows:

(Dollars in thousands)	2018	2017	2016
Federal income tax rate	21%	35%	35%
Tax computed at statutory rate	$149,963	$108,105	$120,862
Increase/(decrease) resulting from:
State income taxes, net of federal income tax benefit	24,553	4,753	9,918
Bank-owned life insurance (“BOLI”)	(3,626)	(8,401)	(5,661)
401(k) – employee stock ownership plan (“ESOP”)	(653)	(904)	(824)
Tax-exempt interest	(6,538)	(7,890)	(7,098)
Non-deductible expenses	8,301	7,558	1,079
LIHTC credits and benefits, net of amortization	(7,178)	(5,327)	(6,165)
Other tax credits	(2,825)	(2,480)	(3,886)
Change in valuation allowance – DTA	(73)	(40,473)	(116)
Other changes in unrecognized tax benefits	6,143	46	616
Effect of Tax Act	(6,746)	82,027	—
Other	(3,719)	(5,122)	(1,915)
Total	$157,602	$131,892	$106,810

As of December 31, 2018, FHN had net deferred tax asset balances related to federal and state income tax carryforwards of $49.8 million and $7.2 million, respectively, which will expire at various dates as follows:

(Dollars in thousands)	Expiration Dates	Net Deferred Tax Asset Balance
Losses-federal	2028-2033	$49,821
Net operating losses-states	2019-2023	166
Net operating losses-states	2024-2035	7,059

A deferred tax asset (“DTA”) or deferred tax liability (“DTL”) is recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax consequence is calculated by applying enacted statutory tax rates, applicable to future years, to these temporary differences. In order to support the recognition of the DTA, FHN’s management must believe that the realization of the DTA is more likely than not. FHN evaluates the likelihood of realization of the DTA based on both positive and negative evidence available at the time, including (as appropriate) scheduled reversals of DTLs, projected future taxable income, tax planning strategies, and recent financial performance. Realization is dependent on generating sufficient taxable income prior to the expiration of the carryforwards attributable to the DTA. In projecting future taxable income, FHN incorporates assumptions including the estimated amount of future state and federal pretax operating income, the reversal of temporary differences, and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future taxable income and are consistent with the plans and estimates used to manage the underlying business.
As of December 31, 2018, FHN's net DTA was $127.9 million compared with the $221.8 million at December 31, 2017. FHN's gross DTA (net of a valuation allowance) and gross DTL were $254.6 million and $126.8 million, respectively. Although realization is not assured, FHN believes that it meets the more-likely-than-not requirement with respect to the net DTA after valuation allowance.
Temporary differences which gave rise to deferred tax assets and deferred tax liabilities on December 31, 2018 and 2017 were as follows:

(Dollars in thousands)	2018	2017
Deferred tax assets:
Loss reserves	$65,015	$91,390
Employee benefits	64,843	50,404
Equity investments	—	28,547
Accrued expenses	15,763	16,052
Credit carryforwards	—	64,835
Federal loss carryforwards	49,821	62,010
State loss carryforwards	7,225	19,801
Investment in debt securities (ASC 320) (a)	24,863	8,811
Other	27,168	11,512
Gross deferred tax assets	254,698	353,362
Valuation allowance	(74)	(147)
Deferred tax assets after valuation allowance	$254,624	$353,215
Deferred tax liabilities:
Depreciation and amortization	51,519	$43,040
Equity investments	7,705	—
Other intangible assets	57,632	55,923
Prepaid expenses	9,218	9,255
Real estate investment trust income	—	22,576
Other	683	602
Gross deferred tax liabilities	126,757	131,396
Net deferred tax assets	$127,867	$221,819
(a) Tax effects of unrealized gains and losses are tracked on a security-by-security basis.
The total unrecognized tax benefits (“UTB”) at December 31, 2018 and 2017, was $20.2 million and $4.3 million, respectively. To the extent such unrecognized tax benefits as of December 31, 2018 are subsequently recognized, $17.0 million of tax benefits would impact tax expense and FHN’s effective tax rate in future periods.
FHN is currently in audit in several jurisdictions. It is reasonably possible that the UTB related to federal and state exposures could decrease by $6.7 million and $.9 million, respectively during 2019 if audits are completed and settled and if the applicable statutes of limitations expire as scheduled.
FHN recognizes interest accrued and penalties related to UTB within income tax expense. FHN had approximately $1.6 million and $.4 million accrued for the payment of interest as of December 31, 2018 and 2017, respectively. The total amount of interest and penalties recognized in the Consolidated Statements of Income during 2018 and 2017 was an expense of $1.3 million and $.1 million, respectively.

The rollforward of unrecognized tax benefits is shown below:

(Dollars in thousands)
Balance at December 31, 2016	$4,244
Increases related to prior year tax positions	33
Increases related to current year tax positions	174
Lapse of statutes	(180)
Balance at December 31, 2017	$4,271
Increases related to prior year tax positions	16,695
Increases related to current year tax positions	1,576
Settlements	(2,080)
Lapse of statutes	(278)
Balance at December 31, 2018	$20,184